NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-Controlling Interest 1 [Abstract]
Redeemable/Exchangeable Partnership Units and Special LP Units	$ 15,099	$ 14,688
FV LTIP units	22	45
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	2,581	2,490
Preferred equity of subsidiaries	2,758	2,772
Non-controlling interests in subsidiaries and properties	17,729	12,822
Total interests of others in operating subsidiaries and properties	23,068	18,084
Total non-controlling interests	$ 38,189	$ 32,817